Trade receivables and other customer-related balances - Schedule for aging of trade receivables, contract assets, and customer financing-related loan receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value of financial instruments
Receivables	€ 13,213	€ 15,799
Payment term (in days)	80 days	89 days
Trade receivables
Fair value of financial instruments
Receivables	€ 4,975	€ 5,248
Total net receivables | Credit risk
Fair value of financial instruments
Receivables	5,835	6,003
Total net receivables | Current | Credit risk
Fair value of financial instruments
Receivables	5,496	5,580
Total net receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	109	154
Total net receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	137	164
Total net receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	93	105
Gross carrying amount | Total net receivables | Credit risk
Fair value of financial instruments
Receivables	6,018	6,229
Gross carrying amount | Total net receivables | Current | Credit risk
Fair value of financial instruments
Receivables	5,577	5,658
Gross carrying amount | Total net receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	113	163
Gross carrying amount | Total net receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	167	195
Gross carrying amount | Total net receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	161	213
Gross carrying amount | Total net receivables | Trade receivables | Credit risk
Fair value of financial instruments
Receivables	5,151	5,465
Gross carrying amount | Total net receivables | Trade receivables | Current | Credit risk
Fair value of financial instruments
Receivables	4,710	4,894
Gross carrying amount | Total net receivables | Trade receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	113	163
Gross carrying amount | Total net receivables | Trade receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	167	195
Gross carrying amount | Total net receivables | Trade receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	161	213
Gross carrying amount | Total net receivables | Contract assets | Credit risk
Fair value of financial instruments
Receivables	805	694
Gross carrying amount | Total net receivables | Contract assets | Current | Credit risk
Fair value of financial instruments
Receivables	805	694
Gross carrying amount | Total net receivables | Contract assets | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Gross carrying amount | Total net receivables | Contract assets | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Gross carrying amount | Total net receivables | Contract assets | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Credit risk
Fair value of financial instruments
Receivables	62	70
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Current | Credit risk
Fair value of financial instruments
Receivables	62	70
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Accumulated impairment | Total net receivables | Credit risk
Fair value of financial instruments
Receivables	(183)	(226)
Accumulated impairment | Total net receivables | Current | Credit risk
Fair value of financial instruments
Receivables	(81)	(78)
Accumulated impairment | Total net receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	(4)	(9)
Accumulated impairment | Total net receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	(30)	(31)
Accumulated impairment | Total net receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	€ (68)	€ (108)